Credit Facility - Additional Information (Details) - Line of Credit - Revolving Line of Credit - Silicon Valley Bank - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 8,000
Effective interest rate (as a percent)	2.75%	2.75%
Line of credit facility, amount drawn	$ 0	$ 0
U.S. Prime Rate
Line of Credit Facility [Line Items]
Interest rate basis spread	0.30%